Investments - Net carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments
Book value	€ 14,150	€ 12,630	€ 12,092
Associates
Investments
Book value	4,619	€ 4,327
Associates | Mozambique Rovuma Venture SpA
Investments
% of the investment in joint venture		35.71%
Associates | Abu Dhabi Oil Refining Company (TAKREER)
Investments
Book value	€ 2,275	€ 2,434
% of the investment in associate	20.00%	20.00%
Associates | Ithaca Energy Plc
Investments
Book value	€ 725
% of the investment in associate	37.17%
Associates | Var Energi ASA
Investments
Book value		€ 447
% of the investment in associate	63.04%	63.04%
Associates | QatarEnergy LNG NFE (5)
Investments
Book value	€ 633	€ 439
% of the investment in associate	25.00%	25.00%
Associates | Coral FLNG SA
Investments
Book value	€ 231	€ 239
% of the investment in associate	25.00%	25.00%
Associates | ADNOC Global Trading Ltd
Investments
Book value	€ 165	€ 145
% of the investment in associate	20.00%	20.00%
Associates | United Gas Derivatives Co
Investments
Book value	€ 79	€ 81
% of the investment in associate	33.33%	33.33%
Associates | Novis Renewables Holdings Llc
Investments
Book value	€ 74	€ 70
% of the investment in associate	49.00%	49.00%
Associates | Bluebell Solar Class A Holdings II LlC
Investments
Book value	€ 72	€ 70
% of the investment in associate	99.00%	99.00%
Associates | LG-Eni BioRefining Co Ltd [Member]
Investments
Book value	€ 56
% of the investment in associate	49.00%
Associates | Other
Investments
Book value	€ 309	€ 402
Joint ventures
Investments
Book value	9,449	8,250
Joint ventures | Azule Energy Holdings Ltd
Investments
Book value	€ 5,211	€ 4,750
% of the investment in joint venture	50.00%	50.00%
Joint ventures | St. Bernard Renewables Llc
Investments
Book value	€ 806	€ 829
% of the investment in joint venture	50.00%	50.00%
Joint ventures | E&E Algeria Touat BV
Investments
Book value	€ 646
% of the investment in joint venture	54.00%
Joint ventures | Saipem SpA
Investments
Book value	€ 528	€ 722
% of the investment in joint venture	21.61%	31.20%
Joint ventures | SeaCorridor Srl
Investments
Book value	€ 485	€ 530
% of the investment in joint venture	50.10%	50.10%
Joint ventures | Vårgrønn AS
Investments
Book value	€ 406	€ 336
% of the investment in joint venture	65.00%	65.00%
Joint ventures | Mozambique Rovuma Venture SpA
Investments
Book value	€ 382	€ 343
% of the investment in joint venture	35.71%
Joint ventures | Cardon IV SA
Investments
Book value	€ 351	€ 443
% of the investment in joint venture	50.00%	50.00%
Joint ventures | 2023 Sol IX Llc
Investments
Book value	€ 149
% of the investment in joint venture	73.59%
Joint ventures | GreenIT SpA [member]
Investments
Book value	€ 111	€ 92
% of the investment in joint venture	51.00%	51.00%
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Book value	€ 61	€ 43
% of the investment in joint venture	50.00%	50.00%
Joint ventures | 2022 Sol VII Llc
Investments
Book value	€ 61
% of the investment in joint venture	75.26%
Joint ventures | Mangistau Power B.V
Investments
Book value	€ 51
% of the investment in joint venture	51.00%
Joint ventures | Hergo Renewables SpA [member]
Investments
Book value	€ 33	€ 32
% of the investment in joint venture	65.00%	65.00%
Joint ventures | LabAnalysis Environmental Scienze Srl
Investments
Book value	€ 26	€ 25
% of the investment in joint venture	30.00%	30.00%
Joint ventures | Mangistau Renewables B.V.
Investments
Book value	€ 21
% of the investment in joint venture	51.00%
Joint ventures | Societa Oleodotti Meridionali - SOM SpA
Investments
Book value	€ 18	€ 21
% of the investment in joint venture	70.00%	70.00%
Joint ventures | Other
Investments
Book value	€ 103	€ 84
Investments in unconsolidated entities controlled by Eni
Investments
Book value	82	53
Investments in unconsolidated entities controlled by Eni | Other
Investments
Book value	€ 82	€ 53